Schedule Of Assumptions Used To Determine Fair Value (Details) (Parenthetical) - shares	Apr. 30, 2022	Jul. 31, 2021
Warrant One [member]
IfrsStatementLineItems [Line Items]
Warrants	22,489	22,489
Warrant Two [member]
IfrsStatementLineItems [Line Items]
Warrants	51,698	51,698